K&L Gates LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

July 22, 2013	Mark C. Amorosi 202.778.9351 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 44 to the Registration

Statement on Form N-1A (File Nos. 811-10509 and 333-70754)

Ladies and Gentlemen:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A. This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The primary purpose of this filing is to add 17 new series to the Trust (the “New Series”). Sixteen of the New Series will have one class of shares—Class B. The Target 2055 Allocation Portfolio will have three classes of shares—Class A, Class B and Class K. Except with respect to the disclosure regarding the New Series, the form and text of the statement of additional information (the “SAI”) do not differ in any material way from the Trust’s currently effective statement of additional information, as filed with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(a) under the 1933 Act and reviewed by the SEC staff (Post-Effective Amendment No. 40 to the Trust’s Registration Statement, Accession No. 0001193125-13-041071 (February 6, 2013)), as revised and filed pursuant to Rule 485(b) under the 1933 Act (Post Effective Amendment No. 42 to the Trust’s Registration Statement, Accession No. 0001193125-13-185426 (April 30, 2013)) and as certified pursuant to Rule 497J under the 1933 Act (Accession No. 0001193125-13-192015 (May 1, 2013)). The Trust’s SAI is marked to show changes from the SAI included in Post-Effective Amendment No. 42 to the Trust’s Registration Statement.

July 22, 2013

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Gariel Nahoum, Esq.

AXA Equitable Funds Management Group LLC